Document and Entity Information	Aug. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001664106
Document Type	8-K
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	LOGICBIO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38707
Entity Tax Identification Number	47-1514975
Entity Address, Address Line One	65 Hayden Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	245-0399
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	LOGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true